SUBSEQUENT EVENTS (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 28, 2022	Dec. 31, 2020	Dec. 31, 2021	Feb. 21, 2022
Subsequent Event [Line Items]
Proceeds from Related Party Debt		$ 25,716	$ 1,280,654
Debt Instrument Face Amount Aggregate Cap				$ 4,000,000
Promissory Note from Related Party
Subsequent Event [Line Items]
Debt Instrument Face Amount Aggregate Cap			$ 8,000,000
SUBSEQUENT EVENTS
Subsequent Event [Line Items]
Proceeds from Related Party Debt	$ 400,000
SUBSEQUENT EVENTS | Promissory Note from Related Party
Subsequent Event [Line Items]
Debt Instrument Face Amount Aggregate Cap				$ 4,000,000